STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION ACTIVITY

A summary of the Company’s stock option activity during the three months ended June 30, 2021 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2021	5,997,544	$0.84
Granted	-
Exercised	-
Expired	-	-
Cancelled	-	-
Balance outstanding at June 30, 2021	5,997,544	$0.84
Balance exercisable at June 30, 2021	5,997,544	$0.84

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2020 and 2021 is as follows:

	Shares	Weighted Average Exercise Price
Balance outstanding at March 31, 2019	3,456,710	$1.40
Granted	3,250,000	0.34
Exercised	-	-
Expired	-	-
Forfeited	(160,000)	1.92
Balance outstanding at March 31, 2020	6,546,710	$0.89
Granted	-	-
Exercised	-
Expired	(32,500)	2.17
Forfeited	(516,666)	1.42
Balance outstanding at March 31, 2021	5,997,544	$0.91
Balance exercisable at March 31, 2021	4,622,544	$1.42

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

A summary of the Company’s stock options outstanding and exercisable as of June 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, June 30, 2021	750,000	$0.30	$0.30
	2,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	5,997,544
Options Exercisable, June 30, 2021	750,000	$0.30	$0.30
	2,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	5,997,544

A summary of the Company’s stock options outstanding and exercisable as of March 31, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant- date Stock Price
Options Outstanding, March 31, 2021	750,000	$0.30	$0.30
	2,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	5,997,544
Options Exercisable, March 31, 2021	375,000	$0.30	$0.30
	1,000,000	$0.35	$0.35
	1,664,542	$0.50	$0.50
	128,000	$0.96	$0.96
	130,000	$1.00	$10.00
	500,834	$1.50 - 1.95	$1.50 - 1.95
	657,500	$2.00 - 2.79	$2.00 - 2.79
	123,334	$3.10 - 3.80	$3.10 - 3.80
	43,334	$4.00 - 4.70	$4.00 - 4.70
	4,622,544